INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands				12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax provision:
Federal				$ (2,044)	$ 964	$ (688)
State				1,640	342	341
Foreign				28,293	26,527	34,659
Current income tax provision				27,889	27,833	34,312
Deferred income tax benefit:
Federal				31,025	(2,159)	(11,273)
State				(10,451)	(9,698)	(1,932)
Foreign				(5,190)	(896)	(6,635)
Deferred income tax benefit				15,384	(12,753)	(19,840)
Income tax (benefit) provision	$ 43,273	$ 15,080	$ 14,472	$ 43,273	$ 15,080	$ 14,472